Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 33,675	$ 127,289
Non-cash items:
Depreciation and amortization	206,831	212,263
Amortization of in-process revenue contracts	(20,036)	(33,286)
Gain on sale of vessels and equipment and other assets	(9,453)	(1,309)
Loan loss (recoveries) provisions (note 7b)	(2,521)	10,207
Equity income, net of dividends received	(54,577)	(73,437)
Income tax expense	5,991	4,373
Employee stock option compensation	(3,847)	1,965
Unrealized foreign exchange gain	(7,244)	(54,506)
Unrealized loss (gain) on derivative instruments	73,640	(54,699)
Other	(3,912)	7,435
Change in operating assets and liabilities	7,199	(45,879)
Expenditures for dry docking	(24,217)	(33,592)
Net operating cash flow	201,529	66,824
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,872,259	1,163,917
Scheduled repayments of long-term debt (note 8)	(613,516)	(228,982)
Prepayments of long-term debt	(669,413)	(703,816)
Repayments of capital lease obligations	(3,396)	(5,205)
(Increase) decrease in restricted cash	(385)	465
Net proceeds from equity issuances of subsidiaries (note 6)	7,475	212,401
Equity contribution by joint venture partner	22,017	1,684
Issuance of Common Stock upon exercise of stock options	44,372	16,582
Distributions paid from subsidiaries to non-controlling interests	(155,567)	(125,728)
Cash dividends paid	(45,188)	(45,282)
Net financing cash flow	458,658	286,036
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(602,257)	(320,018)
Proceeds from sale of vessels and equipment and other	165,055	39,551
Repayment of term loans	4,814
Purchase of ALP (net of cash acquired of $294) (note 4a)	(2,322)
Investment in equity accounted investments	(50,648)	(136,413)
Repayments by (advances to) joint ventures and joint venture partners	6,175	(41,452)
Investment in direct financing lease assets	(54,800)
Direct financing lease payments received	8,036	6,187
Net investing cash flow	(525,947)	(452,145)
Increase (decrease) in cash and cash equivalents	134,240	(99,285)
Cash and cash equivalents, beginning of the period	614,660	639,491
Cash and cash equivalents, end of the period	$ 748,900	$ 540,206